Common Stock and Warrant Issuances	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Equity [Abstract]
Common Stock and Warrant Issuances

Note 6. Common Stock and Warrant Issuances

Issuance of common stock

During the three months ended March 31, 2019, the Company issued 160,500 shares of its common stock to consultants in exchange for services. These services were valued using the value of the shares issued of $60. During the three months ended March 31, 2018, the Company issued 448,551 shares of its common stock to consultants in exchange for services. These services were valued using the value of the shares issued of $839.

Equity Purchase Agreement

On August 30, 2018, the Company and Oasis Capital, LLC (formerly known as L2 Capital, LLC) (“Oasis Capital”), a Kansas limited liability company, entered into an equity purchase agreement (the “August Equity Purchase Agreement”), pursuant to which the Company may issue and sell to Oasis Capital from time to time up to $35,000 of the Company’s common stock that is registered with the SEC under a registration statement on a Form S–3. Pursuant to the August Equity Purchase Agreement, the Company may require Oasis Capital to purchase shares of common stock that is equal to the lesser of $500 and 200% of the average trading volume of the common stock in the ten prior trading days, upon the Company’s delivery of a put notice to Oasis Capital. Oasis Capital shall purchase such number of shares of common stock at a per share price that equals to the lowest volume weighted average trading price of the common stock during the five prior trading days multiplied by 93.5%.

On November 30, 2018, the Company and Oasis Capital entered into an amendment (the “EPA Amendment”) to the August Equity Purchase Agreement. The EPA Amendment amends the aggregate value of the common stock that can be sold to Oasis Capital from $35,000 to $50,000. Subject to the terms of the EPA Amendment, the Company may by notice (a “Put Notice”) delivered to Oasis Capital require Oasis Capital to purchase a number of shares (the “Put Shares”) of the common stock that is equal to the lesser of $500 and 200% of the average trading volume of the common stock in the ten trading days immediately preceding the date of such Put Notice. The Amendment and EPA provide that the purchase price for such Put Shares will be the lowest traded price on the principal market for any trading day during the five trading days either following or beginning on the date on which Oasis Capital receives delivery of the Put Shares into its brokerage account, which period is referred to as the Valuation Period, multiplied by 95.0%.

During the three months ended March 31, 2019, the Company issued 43,100,000 shares of its common stock in exchange for $2,154. Of that amount, $354 was applied directly as payment against the December 2018 Note. On March 28, 2019, the Company sold 7,500,000 shares of its common stock for proceeds of $346. Since the proceeds were collected in April 2019, the Company recorded a subscription receivable for this amount as of March 31, 2019.

On April 16, 2019, the Company became ineligible to issue shares under its registration statement on Form S-3 as the aggregate market of the Company’s common stock held by non-affiliates was below the regulatory threshold of $75,000. In connection with this ineligibility, the Company’s August Equity Purchase Agreement was terminated.

Warrants

The following table summarizes information about shares issuable under warrants outstanding during the three months ended March 31, 2019:

	Warrant shares outstanding	Weighted average exercise price	Weighted average remaining life	Intrinsic value
Outstanding at January 1, 2019	5,477,975	$1.01
Issued	-	-
Exercised	-	-
Expired or cancelled	-	-
Outstanding at March 31, 2019	5,477,975	$1.01	1.13	$-

Exercisable at March 31, 2019	5,477,975	$1.01	1.13	$-

Note 8. Common Stock and Warrant Issuances

Issuance of common stock

During February and March 2017, the Company sold 1,625,000 shares of its common stock to accredited investors at a purchase price of $0.40 per share for total proceeds received of $650. In addition, for every share purchased, the Investors received detachable warrants, as follows: (i) one Series A Warrant; (ii) one Series B Warrant; and (iii) one Series C Warrant.

During May 2017, the Company sold 1,250,000 shares of its common stock at a purchase price of $0.40 per share for total proceeds of $500. In addition, for every share purchased, the investors received detachable warrants, as follows: (i) one Series A Warrant; (ii) one Series B Warrant; and (iii) one Series C Warrant.

Each Series A Warrant is exercisable for one share of common stock, for a period of three years at a price of $0.50 per share. Each Series B Warrant is exercisable for one share of common stock, for a period of three years at a price of $0.75 per share, and each Series C Warrant is exercisable for one share of common stock, for a period of three years at a price of $1.00 per share.

On May 18, 2017, the Company issued 200,000 shares of its common stock in connection with an amendment to the Iliad Note valued at $118.

During August and September, 2017, the Company issued 220,000 shares of its common stock in satisfaction of accounts payable of $401.

On October 12, 2017 and November 30, 2017, the Company issued 347,400 shares and 88,700 shares, respectively, of its common stock in connection with the Management Agreements, as discussed in Note 12.

During the year ended December 31, 2017, the Company received $395 from the exercise of warrants to purchase 665,000 shares of common stock.

During the year ended December 31, 2017, the Company issued 7,028,588 shares of its common stock from the cashless exercise of warrants to purchase 3,012,186 shares of common stock. Due to provisions in one of the Company’s warrants that were exercised, it was possible for a cashless exercise to yield more shares than under a standard cash exercise.

On January 17, 2018, the Company received $281 from the exercise of warrants to purchase 375,000 shares of common stock.

On March 15, 2018, the Company received $80 from the issuance of 200,000 shares of common stock to an investor.

On April 30, 2018, the Company received $313 from the exercise of warrants to purchase 625,000 shares of common stock.

On May 2, 2018, the Company received $313 from the exercise of warrants to purchase 625,000 shares of common stock.

During the year ended December 31, 2018, the Company issued an aggregate of 8,469,251 shares of common stock in exchange for the cashless exercise of warrants to purchase 3,954,530 shares of common stock.

During the year ended December 31, 2018, the Company issued 2,387,273 shares of its common stock to consultants in exchange for services. These services were valued using the value of the shares issued of $2,272. During the year ended December 31, 2017, the Company issued 2,574,000 shares of its common stock to consultants in exchange for services. These services were valued using the value of the shares issued of $4,629.

On December 7, 2017, a holder of one of the Company’s convertible notes payable converted their note but requested that the Company not issue the shares due to ownership limitation provisions. On February 6, 2018 and March 26, 2018, the ownership limitations were satisfied and the Company issued 3,381,816 shares of its common stock to this former note holder.

On December 15, 2017, the Company sold 2,000,000 shares of its common stock in a private placement, but the owners of the shares requested that these shares not be issued due to ownership limitations. On June 20, 2018, the Company issued 750,000 of these shares. On July 13, 2018 and July 20, 2018, the Company issued the remaining shares not issued under the December private placement.

Equity Purchase Agreement

On August 30, 2018, the Company and L2 Capital, LLC (“L2 Capital”), a Kansas limited liability company, entered into an equity purchase agreement (the “August Equity Purchase Agreement”), pursuant to which the Company may issue and sell to L2 Capital from time to time up to $35,000 of the Company’s common stock that is registered with the SEC under a registration statement on a Form S–3. Pursuant to the August Equity Purchase Agreement, the Company may require L2 Capital to purchase shares of common stock that is equal to the lesser of $500 and 200% of the average trading volume of the common stock in the ten prior trading days, upon the Company’s delivery of a put notice to L2 Capital. L2 Capital shall purchase such number of shares of common stock at a per share price that equals to the lowest volume weighted average trading price of the common stock during the five prior trading days multiplied by 93.5%.

On November 30, 2018, the Company and L2 Capital entered into an amendment (the “EPA Amendment”) to the August Equity Purchase Agreement. Under the August Equity Purchase Agreement, the Company has the right, but no obligation, to sell from time to time at its sole discretion to L2 Capital shares of the Company’s common up to $35,000. The EPA Amendment amends the aggregate value of the common stock that can be sold to L2 from $35,000 to $50,000. Subject to the terms of the EPA and Amendment, the Company may by notice (a “Put Notice”) delivered to L2 Capital require L2 Capital to purchase a number of shares (the “Put Shares”) of the common stock that is equal to the lesser of $500 and 200% of the average trading volume of the common stock in the ten trading days immediately preceding the date of such Put Notice. The Amendment and EPA provide that the Purchase Price for such Put Shares will be the lowest traded price on the Principal Market for any Trading Day during the five trading days either following or beginning on the date on which L2 Capital receives delivery of the Put Shares into its brokerage account, which period is referred to as the Valuation Period, multiplied by 95.0%.

During the year ended December 31, 2018, the Company issued 33,650,000 shares of its common stock in exchange for $2,760. Of that amount, $1,312 was applied directly as payment against the August 2018 Note and the December 2018 Note.

During the year ended December 31, 2018, the Company charged $301 against the Equity Purchase Agreement related to deferred financing costs from its previous equity purchase agreement, which was terminated concurrent with the commencement of the Equity Purchase Agreement.

Warrants

During February and March, 2017, the Company issued warrants to purchase 4,875,000 shares of the Company’s common stock in connection with private placements. One third of the warrants have an exercise price of $0.50 per share, one third of the warrants have an exercise price of $0.75 per share and one third of the warrants have an exercise price of $1.00 per share. All of the warrants expire three years from the date of issuance.

On March 10, 2017, the Company issued a warrant to purchase 400,000 shares of the Company’s common stock to L2 Capital in connection with the March 2017 Equity Purchase Agreement. These warrants have an exercise price of $0.957 per share and expire on March 10, 2024.

On May 1, 2017, the Company issued warrants to purchase 360,000 shares of the Company’s common stock to the holders of the May 2017 Notes. These warrants have an exercise price of $0.50 per share and expire on May 31, 2022.

On May 18, 2017, the Company issued warrants to purchase 1,231,819 shares of the Company’s common stock to Iliad, in connection with the issuance of the Iliad Note. These warrants have an exercise price of $1.05 per share and expire on May 31, 2022. On December 8, 2017, in connection with the Iliad Settlement Agreement (see Note 9), the Company increased the number of shares issuable under this warrant to 1,724,547 shares and decreased the exercise price to $0.75 per share. The Company and Iliad also capped the number of shares issuable under a cashless exercise to 5,173,640 shares. On December 14, 2017, Iliad exercised 1,348,186 warrants on a cashless basis and received 5,173,640 shares of common stock. Iliad subsequently forfeited the remaining 376,361 warrant shares as the remaining warrants were no longer able to be exercised.

On May 1, 2017, the Company issued warrants to purchase 3,750,000 shares of the Company’s common stock in connection with a private placement. One third of the warrants have an exercise price of $0.50 per share, one third of the warrants have an exercise price of $0.75 per share and one third of the warrants have an exercise price of $1.00 per share. All of the warrants expire three years from the date of issuance.

In June 2017, the Company issued warrants to purchase 1,000,000 shares of the Company’s common stock in connection with a private placement. The warrants have an exercise price of $1.25 per share. All of the warrants expire three years from the date of issuance.

On August 9, 2017, the Company issued warrants to purchase 360,000 shares of the Company’s common stock to the holders of the August 2017 Notes. The warrants have an exercise price of $1.05 per share and expire five years from the date of issuance. On December 7, 2017, the exercise price of these warrants was decreased to $0.75 per share due to down round provisions in the warrant and accordingly the Company issued additional 144,000 warrants.

On August 18, 2017, the Company issued warrants to purchase 861,905 shares of the Company’s common stock to the holder of the UAHC Note. The warrants have an exercise price of $1.05 per share and expire five years from the date of issuance. On December 7, 2017, in connection with the UAHC Settlement Agreement (see Note 7), the Company increased the number of shares issuable under this warrant to 1,206,667 shares and decreased the exercise price to $0.75 per share. The Company and UAHC also capped the number of shares issuable under a cashless exercise to 3,620,001 shares.

On September 1, 2017, in accordance with the terms of the warrant (see Note 7) upon the funding of the Second Note, the shares issuable under the warrants issued to L2 Capital on March 10, 2017 increased by 417,975 shares. All other terms remained the same. As described in Note 7, the fair value of the additional warrant shares were recorded as a discount on the Second Note.

On September 8, 2017, L2 Capital exercised warrants to purchase 800,000 common shares on a cashless basis and the Company issued 620,282 shares of the Company’s common stock.

Warrants

On September 12, 2017, the Company issued a warrant to purchase 1,000,000 shares of the Company’s common stock to the holder of the September 2017 Note. The warrant has an exercise price of $2.00 per share and expires three years from the date of issuance.

On September 29, 2017, the holders of the May 2017 Notes exercised their warrants to purchase 360,000 shares of the Company’s common stock on a cashless basis. The Company issued 226,666 shares of its common stock to these holders.

On November 1, 2017, the Company received proceeds of $94 from the exercise of a warrant to purchase 125,000 shares at an exercise price of $0.75 per share.

On January 17, 2018, the Company received $281 from the exercise of warrants to purchase 375,000 shares of common stock.

On April 30, 2018, the Company received $313 from the exercise of warrants to purchase 625,000 shares of common stock.

On May 2, 2018, the Company received $313 from the exercise of warrants to purchase 625,000 shares of common stock.

During the year ended December 31, 2018, the Company issued an aggregate of 8,469,251 shares of common stock in exchange for the cashless exercise of warrants to purchase 3,954,530 shares of common stock.

The following table summarizes information about shares issuable under warrants outstanding during the year ended December 31, 2018:

	Warrant shares outstanding	Weighted average exercise price	Weighted average remaining life	Intrinsic value
Outstanding at January 1, 2018	13,720,742	$1.49
Issued	-
Additional warrants issued for trigger of anti-dilution protection	1,000,000	$0.40
Exercised	(5,579,530)	$0.91
Expired or cancelled	(3,663,237)	$0.56
Outstanding at December 31, 2018	5,477,975	$1.01	1.37	$-

Exercisable at December 31, 2018	5,477,975	$1.01	1.37	$-

During the year ended December 31, 2018, the Company changed the exercise terms of certain of its warrants to allow for and induce a cashless exercise. During the year ended December 31, 2018, the Company recorded $139 in warrant modification expense due to the modifications.

Deemed dividend

On March 15, 2018, an anti-dilution protection feature in certain of the Company’s warrants was triggered, causing a decrease in the exercise price of those warrants from $4.50 to $0.40. In accordance with ASC 260-10-25, the Company has recorded a deemed dividend equal to the change in fair value of the warrants due to the decrease in exercise price in the amount of $2,514.